CONSOLIDATED STATEMENTS OF CASH FLOWS - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Cash generated from operations	₩ 81,735	₩ 37,220	₩ 42,571
Interest received	1,122	1,605	680
Interest paid	(186)	(277)
Income taxes paid	(12,815)	(12,177)	(7,279)
Net cash inflow from operating activities	69,856	26,371	35,972
Cash flows from investing activities
Decrease(Increase) in short‑term financial instruments	(31,500)	(30,000)	13,000
Decrease(Increase) in other non-current financial assets	(856)	(274)
Decrease(Increase) in other current assets			3
Proceeds from disposal of property and equipment	3	71	69
Proceeds from disposal of intangible assets		20
Purchase of property and equipment	(1,071)	(983)	(1,141)
Purchase of intangible assets	(2,625)	(1,360)	(1,108)
Net cash inflow(outflow) in investing activities	(36,049)	(32,526)	10,823
Cash flows from financing activities
Proceeds from capital contribution from non-controlling interests	362	359
Repayment of lease liabilities	(2,893)	(2,034)	(197)
Payment of share issuance cost	(16)	(11)
Net cash outflow in financing activities	(2,547)	(1,686)	(197)
Effect of exchange rate changes on cash and cash equivalents	(56)	1,218	358
Net increase (decrease) in cash and cash equivalents	31,204	(6,623)	46,956
Cash and cash equivalents at beginning of the year	79,428	86,051	39,095
Cash and cash equivalents at end of the year	₩ 110,632	₩ 79,428	₩ 86,051